INVENTORIES, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INVENTORIES, NET
Provision For Inventories	$ 3,633	¥ 25,312	¥ 65,380